Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parenthetical) (Detail) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unvested Customer Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	1,608,370	1,608,370